SIGNIFICANT ACCOUNTING POLICIES, Basic and Diluted Earnings Per Share (Details) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [Abstract]
Net income attributable to owners of the Company		$ 420,859,657	$ 486,945,767	$ 67,369,367
Weighted average number of outstanding shares (in shares)	[1]	752,761,058	752,761,058	752,761,058
Basic earnings per share (in pesos per share)		$ 559.09	$ 646.88	$ 89.5
Diluted earnings per share (in pesos per share)		$ 559.09	$ 646.88	$ 89.5

[1]	As of December 31, 2024 and 2023, the weighted average number of shares excludes treasury shares.